Segments of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Segments of Business

12. SEGMENTS OF BUSINESS

The Company is in the business of operating restaurants and its operations are organized by geographic region and by brand within each region. Further each restaurant location produces monthly financial statements at the individual store level. The Company’s chief operating decision maker reviews revenues and profitability at the individual restaurant location level, as well as for Full-Service Hooters, Better Burger Fast Casual and Just Fresh Fast Casual level, and corporate as a group.

The following are revenues and operating income (loss) from continuing operations by segment for the three and nine months ended September 30, 2019 and 2018. The Company does not aggregate or review non-current assets at the segment level.

	Three Months Ended		Nine Months Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
Revenue:
Hooters Full Service	$2,886,269	$3,392,300	$9,576,854	$10,436,597
Better Burgers Fast Casual	5,823,650	5,692,004	18,010,835	16,854,025
Just Fresh Fast Casual	943,521	989,097	2,924,294	3,128,220
Corporate and Other	-	24,999	50,000	74,997
	$9,653,440	$10,098,400	$30,561,983	$30,493,839

Operating Income (Loss):
Hooters Full Service	$(1,270,738)	87,444	(1,860,995)	$(1,174,320)
Better Burgers Fast Casual	(1,082,494)	(133,466)	(3,056,296)	(253,997)
Just Fresh Fast Casual	(706,332)	(21,280)	(768,918)	(64,057)
Corporate and Other	(1,173,878)	(604,014)	(3,239,817)	(1,980,129)
	$(4,233,442)	$(671,316)	$(8,926,026)	$(3,472,503)

Depreciation and Amortization
Hooters Full Service	$76,189	95,509	$259,624	$303,682
Better Burgers Fast Casual	408,941	382,802	1,229,656	1,154,885
Just Fresh Fast Casual	45,148	44,525	135,442	133,575
Corporate and Other	987	844	2,960	2,531
	$531,265	$523,680	$1,627,682	$1,594,673

The following are revenues and operating income (loss) from continuing operations by geographic region for the three and nine months ended September 30, 2019 and 2018:

	Three Months Ended		Nine Months Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
Revenue:
United States	$7,635,120	$8,038,545	$24,441,959	$23,984,963
South Africa	1,383,906	1,352,340	4,123,148	4,321,668
Europe	634,414	707,515	1,996,876	2,187,208
	$9,653,440	$10,098,400	$30,561,983	$30,493,839

Operating Income (Loss):
United States	$(4,380,394)	$(711,846)	$(9,080,259)	$(2,179,967)
South Africa	110,956	29,485	77,682	50,680
Europe	35,996	11,045	76,551	(1,343,216)
	$(4,233,442)	$(671,316)	$(8,926,026)	$(3,472,503)

The following are non-current assets by geographic region as of September 30, 2019 and December 31, 2018:

	September 30, 2019 (1)	December 31, 2018
United States	$35,825,711	$24,795,368
South Africa*	-	909,514
Europe	2,561,043	2,413,222
	$38,386,754	$28,118,104

*Amounts are included in assets held for sale at September 30, 2019.

(1)	Non-current assets increased due to the adoption of ASC 842 effective January 1, 2019.

13. SEGMENTS OF BUSINESS

The Company is in the business of operating restaurants and its operations are organized by geographic region and by brand within each region. Further each restaurant location produces monthly financial statements at the individual store level. The Company’s chief operating decision maker reviews revenues and profitability at the individual restaurant location level, as well as for Full-Service Hooters, Better Burger Fast Casual and Just Fresh Fast Casual level, and corporate as a group.

The following are revenues and operating income (loss) from continuing operations by segment as of and for the years ended December 31, 2018 and 2017. The Company does not aggregate or review non-current assets at the segment level.

	Year Ended
	December 31, 2018	December 31, 2017
Revenue:
Hooters Full Service	$13,841,917	$13,508,220
Better Burgers Fast Casual	22,617,522	22,764,571
Just Fresh Fast Casual	4,054,270	5,060,072
Corporate and Other	100,000	100,000
	$40,613,709	$41,432,863

Operating Income (Loss):
Hooters Full Service	$(1,280,336)	$(1,188,598)
Better Burgers Fast Casual	(1,216,513)	(537,971)
Just Fresh Fast Casual	(124,863)	(256,319)
Corporate and Other	(2,733,389)	(3,252,489)
	$(5,355,101)	$(5,235,377)

Depreciation and Amortization
Hooters Full Service	$399,914	$496,996
Better Burgers Fast Casual	1,582,197	1,459,527
Just Fresh Fast Casual	178,100	322,904
Corporate and Other	3,374	3,374
	$2,163,585	$2,282,801

The following are revenues and operating income (loss) from continuing operations and non-current assets by geographic region as of and for the years ended December 31, 2018 and 2017:

	Year Ended
	December 31, 2018	December 31, 2017
Revenue:
United States	$31,930,427	$32,804,708
South Africa	5,825,967	5,777,306
Europe	2,857,315	2,850,849
	$40,613,709	$41,432,863

Operating Income (Loss):
United States	$(5,666,969)	$(4,554,429)
South Africa	139,088	(798,914)
Europe	172,780	117,966
	$(5,355,101)	$(5,235,377)

Non-current Assets:	December 31, 2018	December 31, 2017
United States	$24,795,368	$24,630,101
South Africa	909,514	1,203,610
Europe	2,413,222	2,549,747
	$28,118,104	$28,383,458